ACCOUNTS PAYABLE AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Other Liabilities
The components of accounts payable and other liabilities are as follows:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Accounts payable and accrued liabilities	$3,216	$2,852
Loans and notes payable	963	226
Derivative liabilities	977	167
Deferred revenue	473	436
Lease liabilities(1)	46	163
Other liabilities	66	33
Total accounts payable and other liabilities	$5,741	$3,877
(1)See Note 17, Other Non-Current Liabilities for further information on the interest expense related to these liabilities.